UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                   ----------


                                    FORM 13F


                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: September 30, 2004

Check here if Amendment [ ]; Amendment Number:____

  This Amendment (Check only one): [ ] is a restatement
                                   [ ] adds new holdings entries.


Institutional Investment Manager Filing this Report:


Name:          HEWLETT-PACKARD COMPANY
Address:       3000 HANOVER STREET MS 1050
               PALO ALTO CA  94304


Form 13F File Number:  28-02187

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:


Name:          Charles N. Charnas
Title:         Vice President, Deputy General Counsel and Assistant Secretary
Phone:         650-857-6162


Signature, Place, and Date of Signing:


 /s/ Charles N. Charnas                 Palo Alto, CA           October 15, 2004
-----------------------------      ----------------------      -----------------
      Charles N. Charnas                [City, State]               [Date]


Report Type:

[X]       13F HOLDINGS REPORT.

[ ]       13F NOTICE.

[ ]       13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager: NONE


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

                             FORM 13F SUMMARY PAGE



Report Summary:



Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   5

Form 13F Information Table Value Total:   $57,225
                                          (thousands)


List of Other Included Managers:  NONE





















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


                           FORM 13F INFORMATION TABLE




FORM 13-F                             09/30/04
REPORTING MANAGER:                    HEWLETT-PACKARD COMPANY

---------------------------------------------------------------------------------------------------------------------------------
COLUMN 1                  COLUMN 2    COLUMN 3   COLUMN 4    COLUMN 5          COLUMN6          COLUMN 7          COLUMN 8

                           TITLE                                        INVESTMENT DISCRETION                  VOTING AUTHORITY
                            OF                    VALUE      SHRS OR     SOLE  SHARED  OTHER     OTHER       SOLE   SHARED   NONE
NAME OF ISSUER             CLASS       CUSIP     (x$1000)    PRN AMT     (A)    (B)    (C)      MANAGERS     (A)      (B)    (C)
---------------------------------------------------------------------------------------------------------------------------------
Allscripts Health
  Solutions, Inc.......... Common    01988P108     3,407      378,501    X                                   378,501
Altiris, Inc.............. Common    02148M100    12,660      400,000    X                                   400,000
CMGI Inc.................. Common    125750109    29,342   24,249,767    X                                24,249,767
Interland, Inc............ Common    458727203       289       81,175    X                                    81,175
NaviSite, Inc............. Common    63935M208    11,527    4,416,592    X                                 4,416,592

GRAND TOTAL (Thousands):                         $57,225





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